STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2018	4,000,000
Beginning balance, value at Dec. 31, 2018	$ 4,000	$ 1,034,737	$ (1,850,929)	$ (812,192)
Capital contribution of advances from parent		1,254,494		1,254,494
Net loss			(326,695)	(326,695)
Ending balance, shares at Dec. 31, 2019	4,000,000
Ending balance, value at Dec. 31, 2019	$ 4,000	2,289,231	(2,177,624)	115,607
Net loss			78,656	78,656
Ending balance, shares at Mar. 31, 2020	4,000,000
Ending balance, value at Mar. 31, 2020	$ 4,000	2,289,231	(2,098,968)	194,263
Beginning balance, shares at Dec. 31, 2019	4,000,000
Beginning balance, value at Dec. 31, 2019	$ 4,000	2,289,231	(2,177,624)	115,607
Capital contribution of advances from parent		262,156		262,156
Net loss			1,171,077	1,171,077
Ending balance, shares at Dec. 31, 2020	4,000,000
Ending balance, value at Dec. 31, 2020	$ 4,000	2,551,387	(1,006,547)	1,548,840
Net loss			131,949	131,949
Ending balance, shares at Mar. 31, 2021	4,000,000
Ending balance, value at Mar. 31, 2021	$ 4,000	$ 2,551,387	$ (874,598)	$ 1,680,789